Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,547,609)	$ (7,298,869)	$ (11,298,558)	$ (10,500,358)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	624,419	600,978	1,250,542	790,367
Stock-based compensation	2,261,126	629,993	823,564	1,246,019
Extinguishment of note payable		985,481	985,842
Warrant exercise inducement expense		366,795	366,795
Impairment loss/write-off of assets			1,333,566	1,671,804
Amortization of debt discounts and issuance costs	237,435	214,668	451,749	109,764
Stock issued for services				41,071
Impairment losses		1,059,495
Forgiveness of note payable	(485,760)
Changes in operating assets and liabilities:
Accounts receivable	(127,930)	(23,217)	45,319	(5,770)
Net investment in direct financing lease	35,371	31,796	65,333	58,727
Other current assets and other assets	(308,479)	21,984	409,290	(50,647)
Decrease in other assets			37,526
Inventory	113,870	374,366	(109,213)	(18,834)
Accounts payable and accrued expenses	644,649	1,056,433	1,157,370	413,773
Contract liabilities			(187,586)	189,006
Deferred revenue	223,393	28,810
Other liabilities	(47,809)
Net cash flows from operating activities	(2,377,324)	(1,951,287)	(4,668,461)	(6,055,078)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(78,325)	(2,394)		(27,364)
Investment in other assets including work in progress	(10,829)	(124,870)	(299,436)	(1,604,152)
Other assets		13,462
Net cash flows from investing activities	(89,154)	(113,802)	(299,436)	(1,631,516)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible note payable		1,510,000	1,510,000	408,000
Payment of debt issuance costs		(104,800)	(104,800)
Proceeds from sale of common stock offering, net of offering costs			5,076,455	2,928,312
Common stock repurchase			(1)
Proceeds from the exercise of warrants			1,248,983
Proceeds from the paycheck protection program			485,760
Principal payments on capital lease obligations and notes payable			(40,157)	(31,188)
Proceeds from sale of common stock,		200,000
Proceeds from exercise of warrants		283,950
Proceeds from payroll protection loan	485,760	485,760
Payments on notes payable	(2,892)
Principal payments on capital lease obligation	(19,224)	(19,487)
Net cash flows from financing activities	463,644	2,355,423	8,176,240	3,305,124
Effect of Foreign Currencies	42,971	(42,465)	(10,147)	(23,780)
Net Change in Cash	(1,959,863)	247,869	3,198,196	(4,405,250)
Cash, Beginning of the Period	3,765,277	567,081	567,081	4,972,331
Cash, End of the Period	1,805,414	814,950	3,765,277	567,081
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	8,779	5,296	9,488	10,771
Cash paid for income taxes	9,853	12,466	36,323	62,931
Modification of warrants issued with convertible debt		95,223	95,223
Exchange of notes payable and accrued interest for convertible notes payable		2,662,000	2,662,000
Settlement of accounts payable with common stock			8,270
Purchase of vehicle with note payable				16,510
Recognition of lease right to use asset and liabilities				514,473
Reclass from other current assets to other assets			106,446
Cashless option and warrant exercises			168
Reclassification of software development to intangible costs			$ 128,005	$ 3,111,668
Warrant exercise with a subscription receivable		965,033
Settlement of accounts payable with issuance of common stock		8,270
Conversion of convertible notes payable and accrued interest to common stock	6,232,340
Settlement of accounts payable with issuance of stock options	$ 349,376